Related party transactions (Summary of total compensation to key management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Salaries - key management	$ 1,204,306	$ 3,049,501
Pension contributions	22,479	59,377
Fees - Board of Directors	157,900	187,600
Share-based compensation - officers	2,017,348	6,182,573
Share-based compensation - Board of Directors	2,293,167	2,338,650
Other benefits - key management	244,621	237,903
Total compensation	$ 5,939,821	$ 12,055,604